PROVISIONS, COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jul. 01, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions[1]	Total
	€ million	€ million	€ million
Balance as at 31 December 2021	103	31	134
Charged/(credited) to profit or loss:
Additional provisions recognised	97	3	100
Unused amounts reversed	(4)	(2)	(6)
Utilised during the period	(36)	—	(36)
Balance as at 1 July 2022	160	32	192
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[1] Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves.